Subsequent Events - Additional Information (Detail) - shares	Feb. 23, 2026	Feb. 22, 2026	Dec. 31, 2025	Dec. 31, 2024
Common Class M [Member]
Subsequent Event [Line Items]
Shares outstanding			5,406,586	0
Shares issued			5,406,586	0
Common Class A [Member]
Subsequent Event [Line Items]
Shares outstanding			5,024,293	2,724,649
Shares issued			5,051,525	2,751,881
Subsequent Event [Member] | Common Class M [Member]
Subsequent Event [Line Items]
Shares outstanding	5,406,586	37,846,102
Shares issued	5,406,586	37,846,102
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares outstanding	5,070,852	35,495,968
Shares issued	5,070,852	35,495,968